Investments in equity-accounted Investees (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity-accounted Investees [Abstract]
Associates	$ 5,286,487	$ 4,853,325
Joint ventures	310,800	325,012
Total	$ 5,597,287	$ 5,178,337